Income Taxes (Tax Credit And Operating Loss Carryforwards) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 335,303
Tax credit carryforwards	3,526
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2014 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	2,525
Tax credit carryforwards	92
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2015 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	2,366
Tax credit carryforwards	249
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2016 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards	61
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2017 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards
Tax credit carryforwards	64
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2018 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	35,589
Tax credit carryforwards	70
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2019 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	8,297
Tax credit carryforwards	51
Expiration Amount Of Carryforwards At Fiscal Year Ending March 31, 2020 And Thereafter [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	272,788
Tax credit carryforwards	2,376
Expiration Amount With No Definite Expiration Date [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	13,738
Tax credit carryforwards	¥ 563